Description of the business and organization (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Minimum
Description of the business and organization
Term of franchise and management agreements (in years)	8 years	8 years
Maximum
Description of the business and organization
Term of franchise and management agreements (in years)	15 years	15 years
Atour (Tianjin) Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Atour Business Management (Group) Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Xi'an Jiaduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Gongyu (Shanghai) Culture Communication Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Qingju Investment Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Fuzhou Hailian Atour Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	51.00%	51.00%
Chengdu Zhongchengyaduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Hongwang Financial Information Service Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Shankuai Information Technology Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Hangzhou Anduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Leiduo Information Technology Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Yueduo (Shanghai) Apartment Management Service Co., Ltd.
Description of the business and organization
% of Ownership	80.00%	80.00%
Shanghai Naiduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Zhouduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Chengduo Information Technology Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Beijing Chengduo Data Technology Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Xiangduo Enterprise Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Guiduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Atour (Shanghai) Travel Agency Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Guangzhou Zhongduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Banduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Beijing Yueduo Property Management Co., Ltd.
Description of the business and organization
% of Ownership	80.00%	80.00%
Shanghai Xingduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Jiangduo Information Technology Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shenzhen Jiaoduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Huiduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	90.00%	90.00%
Shanghai Mingduo Business Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Youduo Hotel Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Yinduo Culture Communication Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Atour Hotel (HK) Holdings, Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%
Shanghai Rongduo Commercial Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%	100.00%